Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Reserves [Abstract]
Schedule of Reserves
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	506,251
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	227,551
	3,280,388	3,280,388	733,802